Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Line Items]
One-time, non-cash tax charge			$ 700,000
Employee service share based compensation tax benefit realized from share based compensation plans	5,200,000	700,000	2,300,000
Additional income tax benefit related to discontinued operations	(28,000)	67,000	(2,887,000)
Unrecognized tax benefits	13,162,000	14,141,000	18,952,000	16,123,000
Unrecognized tax benefits, affect effective tax rate if recognized	6,700,000
Tax positions for which ultimate deductibility is highly certain but timing is uncertain	6,500,000	6,700,000
Estimated overall decrease in unrecognized tax benefits in the next twelve months due to the expiration of various statutes of limitations	13,100,000
Interest expense on uncertain tax positions	200,000	200,000	800,000
Penalty expense on uncertain tax positions	0	0	0
Interest on income taxes accrued related to uncertain tax positions	2,200,000	2,100,000
Income tax penalties accrued related to uncertain tax positions	0	100,000
Federal [Member]
Income Tax Disclosure [Line Items]
Credit carryforwards	0
Net operating loss carryforwards	0
Change in valuation allowance related to deferred tax assets	500,000
State [Member]
Income Tax Disclosure [Line Items]
Credit carryforwards	700,000
Net operating loss carryforwards	413,700,000
Deferred tax benefit operating loss carryforward	16,900,000
State net operating loss carryforwards expire date	Between 2013 and 2030
Change in valuation allowance related to deferred tax assets	(300,000)	1,500,000	2,900,000
Deferred tax benefit due to credit carryforwards expiration date	Dec. 31, 2013
Real Estate Investments Trust [Member]
Income Tax Disclosure [Line Items]
Estimate of net deferred tax liabilities that will reverse in future period	124,400,000
Charitable Contributions [Member] | Federal [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	1,100,000
Deferred tax benefit operating loss carryforward	$ 400,000
State net operating loss carryforwards expire date	2015